Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Operating Leases (Table)

Year	Lease Commitment
2023	$25,922
2024	25,958
2025	15,332
2026	4,991
Minimum net lease payments	$72,203
Less: Present value discount	(10,302)
Total Obligations under operating leases and financial liability (current and non-current portion)	$61,901

Finance Leases (Table)
Year	Lease Commitment
2023	$28,093
Minimum net lease payments	$28,093
Less: Discounting effect	(60)
Total Obligations under finance leases	$28,033